Class P Prospectus | PACE® International Equity Investments
PACE® International Equity Investments

PACE® International Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2013, as supplemented to date

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Fees and expenses of the fund" on page 48 of the Class P Prospectus is revised by replacing the "Annual fund operating expenses" table in its entirety with the following:

Annual Fund Operating Expenses		Class P Prospectus PACE® International Equity Investments Class P
Management fees		0.79%
Distribution and/or service (12b-1) fees		none
Other expenses		0.79%
Miscellaneous expenses (includes administration fee of 0.10%)		0.38%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	[1]	0.41%
Total annual fund operating expenses		1.58%
[1]	These "Dividend expense, borrowing costs and related interest expense attributable to securities sold short" are based on estimates and may vary based on actual investments.

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Example" on page 48 of the Class P Prospectus is revised by replacing the table in its entirety with the following:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Class P Prospectus PACE® International Equity Investments Class P	361	1,097	1,855	3,845

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.